Securities Act File No. 333-151672

Investment Company Act File No. 811-22208

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No. __	☐
Post-Effective Amendment No. 434	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 435	☒

VALUED ADVISERS TRUST
(Exact Name of Registrant as Specified in Charter)

225 Pictoria Dr., Suite 450, Cincinnati, Ohio 45246
(Address of Principal Executive Offices, Zip Code)

Registrant’s Telephone Number, including Area Code: (513) 587-3400

Capitol Services, Inc.

108 Lakeland Ave., Dover, Delaware 19901
(Name and Address of Agent for Service)

With Copies to:

Terry Davis and Tanya Boyle

DLA Piper LLP

One Atlantic Center

1201 West Peachtree Street, Suite 2900

Atlanta, GA 30309

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b);
☒	on July 30, 2026 pursuant to paragraph (b);
☐	60 days after filing pursuant to paragraph (a)(1);
☐	on (date) pursuant to paragraph (a)(1);
☐	75 days after filing pursuant to paragraph (a)(2); or
☐	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
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EXPLANATORY NOTE

This Post-Effective Amendment No. 434 to the registration statement on Form N-1A for Valued Advisers Trust (the “Registrant”) is being filed under Rule 485(b) under the Securities Act of 1933, as amended, for the purpose of extending the effective date of Post-Effective Amendment No. 415 from July 28, 2026 to July 30, 2026 for the Registrant’s series known as m+ DualYield Autocall ETF, m+ DynaBuffer ETF, m+ Nasdaq-100 Accelerator Autocall ETF, and m+ Income Momentum Autocall ETF. This amendment incorporates by reference the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 415 that was filed with the Securities and Exchange Commission on February 12th, 2026.

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PART C

FORM N-1A

OTHER INFORMATION

ITEM 28.	Exhibits.

(a)(1)	Certificate of Trust - Incorporated by reference to Registrant’s Registration Statement on Form N-1A filed June 16, 2008 (File No. 811-22208).
(a)(2)	Agreement and Declaration of Trust – Incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 filed October 6, 2008 (File No. 811-22208).
(a)(3)	Amended Schedule A to the Agreement and Declaration of Trust – Incorporated by reference to Registrant’s Post-Effective Amendment No. 404 filed November 26, 2024 (File No. 811-22208).
(b)(1)	Bylaws – Incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 filed October 6, 2008 (File No. 811-22208).
(b)(2)	Amendment, dated September 22, 2009, to Bylaws – Incorporated by reference to Registrant’s Post-Effective Amendment No. 13 filed March 16, 2010 (File No. 811-22208).
(c)	Certificates for shares are not issued. Provisions of the Agreement and Declaration of Trust define the rights of holders of shares of the Trust – Incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 filed October 6, 2008 (File No. 811- 22208).
(d)(1)	Investment Advisory Agreement between the Trust and Summitry LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 404 filed November 26, 2024 (File No. 811-22208).
(d)(2)	Investment Advisory Agreement between the Trust and Long Short Advisors, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 19 filed June 29, 2010 (File No. 811-22208).
(d)(3)	Investment Subadvisory Agreement between Long Short Advisors, LLC and Grantham, Mayo, Van Otterloo & Co., LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 430 filed June 30, 2026 (File No. 811-22208).
(d)(4)	Investment Advisory Agreement between the Trust and SMI Advisory Services, LLC, with respect to the SMI Dynamic Allocation Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 100 filed February 20, 2013 (File No. 811-22208).
(d)(5)	Investment Advisory Agreement between the Trust and SMI Advisory Services, LLC, with respect to the Sound Mind Investing Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 101 filed February 22, 2013 (File No. 811- 22208).
(d)(6)	Investment Advisory Agreement between the Trust and SMI Advisory Services, LLC, with respect to the SMI Multi-Strategy Investment Advisory Agreement between the Trust and SMI Advisory Services, LLC, with respect to the SMI Multi-Strategy(formerly known as the Sound Mind Investing Balanced Fund, the SMI Conservative Allocation Fund, and the SMI 50/40/10 Fund) – Incorporated by reference to Registrant’s Post-Effective Amendment No. 101 filed February 22, 2013 (File No. 811-22208).
(d)(7)	Investment Advisory Agreement between the Trust and Bradley , Foster & Sargent, Inc. – Incorporated by reference to Registrant’s Post-Effective Amendment No. 402 filed September 27, 2024 (File No. 811-22208).
(d)(8)	Investment Advisory Agreement between the Trust and Dana Investment Advisors, Inc. with respect to the Dana Large Cap Equity Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 132 filed October 28, 2013 (File No. 811-22208).
(d)(9)	Amendment to the Investment Advisory Agreement between the Trust and Dana Investment Advisors, Inc. with respect to the Dana Large Cap Equity Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 296 filed August 31, 2018 (File No. 811-22208).
(d)(10)	Investment Advisory Agreement between the Trust and Dana Investment Advisors, Inc. with respect to the Dana Epiphany Small Cap Equity Fund (formerly known as the Dana Small Cap Equity Fund) – Incorporated by reference to Registrant’s Post-Effective Amendment No. 222 filed November 2, 2015 (File No. 811-22208).
(d)(11)	Amendment to the Investment Advisory Agreement between the Trust and Dana Investment Advisors, Inc. with respect to the Dana Epiphany Small Cap Equity Fund (formerly known as the Dana Small Cap Equity Fund) – Incorporated by reference to Registrant’s Post-Effective Amendment No. 296 filed August 31, 2018 (File No. 811-22208).
(d)(12)	Investment Advisory Agreement between the Trust and Dana Investment Advisors, Inc. with respect to the Dana Epiphany Equity Fund (formerly known as the Dana Epiphany ESG Equity Fund) – Incorporated by reference to Registrant’s Post- Effective Amendment No. 306 filed February 28, 2019 (File No. 811-22208).
(d)(13)	Investment Advisory Agreement between the Trust and Channing Capital Management, LLC with respect to the Channing Intrinsic Value Small Cap Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 346 filed May 10, 2021 (File No. 811-22208).
(d)(14)	Form of Interim Investment Advisory Agreement between the Trust and Focus Partners Wealth, LLC with respect to the Kovitz Core Equity ETF - Incorporated by reference to Registrant’s Post-Effective Amendment No. 417 filed February 27, 2026 (File No. 811-22208).
(d)(15)	Investment Advisory Agreement between the Trust and Regan Capital, LLC with respect to the Regan Floating Rate MBS ETF – Incorporated by reference to Registrant’s Post Effective Amendment No. 389 filed February 21, 2024 (File No. 811- 22208).
(d)(16)	Investment Advisory Agreement between the Trust and Slow Capital, Inc. with respect to the Slow Capital Growth Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 404 filed November 26, 2024 (File No. 811-22208).
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(e)(1)	Distribution Agreement among the Trust, Ultimus Fund Distributors, LLC, and SMI Advisory Services, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 419 filed February 27, 2026 (File No. 811-22208).
(e)(2)	Distribution Agreement among the Trust, Ultimus Fund Distributors, LLC, and Dana Investment Advisors, Inc. – Incorporated by reference to Registrant’s Post-Effective Amendment No. 416 filed February 27, 2026 (File No. 811-22208).
(e)(3)	Distribution Agreement among the Trust, Ultimus Fund Distributors, LLC and Summitry LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 426 filed May 29, 2026 (File No. 811-22208).
(e)(4)	Amendment to the Distribution Agreement among the Trust, Ultimus Fund Distributors, LLC and Summitry LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 328 filed May 29, 2020 (File No. 811-22208).
(e)(5)	Distribution Agreement among the Trust, Ultimus Fund Distributors, LLC and Bradley , Foster & Sargent, Inc. – Incorporated by reference to Registrant’s Post-Effective Amendment No. 413 filed September 29, 2025 (File No. 811-22208).
(e)(6)	Distribution Agreement between Ultimus Fund Distributors, LLC and Long Short Advisors, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 414 filed September 29, 2025 (File No. 811-22208).
(e)(7)	Distribution Agreement between the Trust and Ultimus Fund Distributors, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 418 filed February 27, 2026 (File No. 811-22208).
(e)(8)	Amended Schedule A to the Distribution Agreement between the Trust and Ultimus Fund Distributors, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 404 filed November 26, 2024 (File No. 811-22208).
(e)(9)	Distribution Agreement between the Trust and Northern Lights Distributors, LLC– Incorporated by reference to Registrant’s Post-Effective Amendment No. 417 filed February 27, 2026 (File No. 811-22208).
(f)	Not applicable.
(g)(1)	Custody Agreement between the Trust and Huntington National Bank – Incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 filed October 6, 2008 (File No. 811-22208).
(g)(2)	Amended Appendix B to the Custody Agreement between the Trust and Huntington National Bank – Incorporated by reference to Registrant’s Post-Effective Amendment No. 409 filed May 30, 2025 (file No. 811-22208).
(g)(3)	Amended Appendix D to the Custody Agreement between the Trust and Huntington National Bank – Incorporated by reference to Registrant’s Post-Effective Amendment No. 19 filed June 29, 2010 (File No. 811-22208).
(g)(4)	Custody Agreement between the Trust and US Bank, N.A. – Incorporated by reference to Registrant’s Post-Effective Amendment No. 245 filed September 28, 2016 (File No. 811-22208).
(g)(5)	Amendment No. 1 to the Custody Agreement between the Trust and US Bank, N.A. - Incorporated by reference to Registrant’s Post-Effective Amendment No. 290 filed April 27, 2018 (File No. 811-22208).
(g)(6)	Amendment No. 2 to the Custody Agreement between the Trust and US Bank, N.A. – Incorporated by reference to Registrant’s Post-Effective Amendment No. 346 filed May 10, 2021 (File No. 811-22208).
(g)(7)	Amendment No. 3 to the Custody Agreement between the Trust and US Bank, N.A. – Incorporated by reference to Registrant’s Post-Effective Amendment No. 366 filed March 9, 2022 (File No. 811-22208).
(g)(8)	Amendment No. 4 to the Custody Agreement between the Trust and US Bank, N.A. – Incorporated by reference to Registrant’s Post-Effective Amendment No. 404 filed November 26, 2024 (File No. 811-22208).
(g)(9)	Custodian and Transfer Agent Agreement between the Trust and Brown Brothers Harriman & Co. – Incorporated by reference to Registrant’s Post-Effective Amendment No. 359 filed November 17, 2021 (File No. 811-22208).
(g)(10)	First Amendment to the Custodian and Transfer Agent Agreement between the Trust and Brown Brothers Harriman & Co. – Incorporate by reference to Registrant’s Post-Effective Amendment No. 375 filed November 4, 2022 (File No. 811-22208).
(g)(11)	Second Amendment to the Custodian and Transfer Agent Agreement between the Trust and Brown Brothers Harriman & Co – Incorporated by reference to Registrant’s Post Effective Amendment No. 389 filed February 21, 2024 (File No. 811-22208).
(h)(1)	Master Services Agreement between the Trust and Ultimus Fund Solutions, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 288 filed April 16, 2018 (File No. 811-22208).
(h)(2)	First Amendment to the Master Services Agreement between the Trust and Ultimus Fund Solutions, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 311 filed May 31, 2019 (File No. 811-22208).
(h)(3)	Second Amendment to the Master Services Agreement between the Trust and Ultimus Fund Solutions, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 319 filed February 28, 2020 (File No. 811-22208).
(h)(4)	Amendment to the Fund Administration Addendum to the Master Services Agreement between the Trust and Ultimus Fund Solutions, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 311 filed May 31, 2019 (File No. 811-22208).
(h)(5)	Amended Schedule A to the Master Services Agreement between the Trust and Ultimus Fund Solutions, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 404 filed November 26, 2024 (File No. 811-22208).
(h)(6)	ETF Master Services Agreement between the Trust and Ultimus Fund Solutions, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 359 filed November 17, 2021 (File No. 811-22208).
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(h)(7)	Amendment No. 1 to the ETF Master Services Agreement between the Trust and Ultimus Fund Solutions, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 375 filed November 4, 2022 (File No. 8-22208).
(h)(8)	Amended Expense Limitation Agreement between the Trust and Long Short Advisors, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 414 filed September 29, 2025 (File No. 811-22208).
(h)(9)	Amended and Restated Expense Limitation Agreement between the Trust and SMI Advisory Services, LLC with respect to the SMI Multi-Strategy Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 408 filed February 28, 2025 (File No. 811-22208).
(h)(10)	Amended and Restated Expense Limitation Agreement between the Trust and Bradley, Foster & Sargent, Inc. – Incorporated by reference to Registrant’s Post-Effective Amendment No. 413 filed September 29, 2025 (File No. 811- 22208).
(h)(11)	Amended and Restated Expense Limitation Agreement between the Trust and Dana Investment Advisors, Inc. with respect to the Dana Large Cap Equity Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 405 filed February 28, 2025 (File No. 811-22208).
(h)(12)	Amended and Restated Expense Limitation Agreement between the Trust and Dana Investment Advisors, Inc. with respect to the Dana Epiphany Small Cap Equity Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 405 filed February 28, 2025 (File No. 811-22208).
(h)(13)	Expense Limitation Agreement between the Trust and Summitry LLC with respect to the Summitry Equity Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 412 filed May 30, 2025 (File No. 811-22208).
(h)(14)	Amended and Restated Expense Limitation Agreement between the Trust and Dana Investment Advisors, Inc. with respect to the Dana Epiphany Equity Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 405 filed February 28, 2025 File No. 811-22208).
(h)(15)	Amended Expense Limitation Agreement between the Trust and Channing Capital Management, LLC with respect to the Channing Intrinsic Value Small Cap Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 410 filed May 30, 2025 (File No. 811-22208).
(h)(16)	Revised Expense Limitation Agreement between the Trust and Slow Capital, Inc. with respect to the Slow Capital Growth Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 418 filed February 27, 2026 (File No. 811-22208).
(i)	Opinion and Consent of DLA Piper LLP – Incorporated by reference to Registrant’s Post-Effective Amendment No. 404 filed November 26, 2024 (File No. 811-22208).
(j)	Not applicable.
(k)	Not applicable.
(l)	Initial Capital Agreement - Incorporated by reference to Registrant's Pre-Effective Amendment No. 1 filed October 6, 2008 (File No. 811-22208).
(m)	Distribution Plan under Rule 12b-1 for Summitry Equity Fund – Incorporated by reference to Registrant’s Post-Effective Amendment No. 328 filed May 29, 2020 (File No. 811-22208).
(n)	Not applicable.
(o)	Reserved.
(p)(1)	Code of Ethics for the Trust – Incorporated by reference to Registrant’s Post-Effective Amendment No. 395 filed May 28, 2024 (File No. 811-2220).
(p)(2)	Code of Ethics for Summitry LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 328 filed May 29, 2020 (File No. 811-22208).
(p)(3)	Code of Ethics for Long Short Advisors, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 386 filed September 28, 2023 (File No. 811-22208).
(p)(4)	Code of Ethics for Ultimus Fund Distributors, LLC and Northern Lights Distributors, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 386 filed September 28, 2023 (File No. 811-22208).
(p)(5)	Code of Ethics for Kovitz Investment Group Partners, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 417 filed February 27, 2026 (File No. 811-22208).
(p)(6)	Code of Ethics for SMI Advisory Services, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 332 filed September 28, 2020 (File No. 811-22208).
(p)(7)	Code of Ethics for Bradley , Foster & Sargent, Inc. – Incorporated by reference to Registrant’s Post-Effective Amendment No. 332 filed September 28, 2020 (File No. 811-22208).
(p)(8)	Code of Ethics for Dana Investment Advisors, Inc. – Incorporated by reference to Registrant’s Post-Effective Amendment No. 332 filed September 28, 2020 (File No. 811-22208).
(p)(9)	Code of Ethics for Channing Capital Management, LLC – Incorporated by reference to Registrant’s Post-Effective Amendment No. 346 filed May 10, 2021 (File No. 811-22208).
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(p)(10)	Code of Ethics for Regan Capital, LLC – Incorporated by reference to Registrant’s Post Effective Amendment No. 389 file February 21, 2024 (File No. 811-22208).
(p)(11)	Code of Ethics for Slow Capital, Inc. – Incorporated by reference to Registrant’s Post-Effective Amendment No. 404 filed November 26, 2024 (File No. 811-22208).
(q)(1)	Powers of Attorney – Incorporated by reference to Registrant’s Post-Effective Amendment No. 367 filed May 31, 2022 (File No. 811-22208).
(q)(2)	Powers of Attorney – Incorporated by reference to Registrant’s Post-Effective Amendment No. 400 filed July 12, 2024 (File No. 81-22208).

ITEM 29.	Persons Controlled by or Under Common Control with the Registrant.

No person is controlled by or under common control with the Registrant.

ITEM 30.	Indemnification.

Reference is made to the Registrant’s Declaration of Trust, which is filed herewith. The following is a summary of certain indemnification provisions therein.

A person who is or was a Trustee, officer, employee or agent of the Registrant, or is or was serving at the request of the Trustees as a director, trustee, partner, officer, employee or agent of a corporation, trust, partnership, joint venture or other enterprise shall be indemnified by the Trust to the fullest extent permitted by the Delaware Statutory Trust Act, as such may be amended from time to time, the Registrant’s Bylaws and other applicable law. In case any shareholder or former shareholder of the Registrant shall be held to be personally liable solely by reason of his being or having been a shareholder of the Registrant or any series or class of the Registrant and not because of his acts or omissions or for some other reason, the shareholder or former shareholder (or his heirs, executors, administrators or other legal representatives, or, in the case of a corporation or other entity, its corporate or general successor) shall be entitled, out of the assets belonging to the applicable series (or allocable to the applicable class), to be held harmless from and indemnified against all loss and expense arising from such liability in accordance with the Registrant’s Bylaws and applicable law.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the “1933 Act”) may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defenses of any action, suite or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of counsel the matter has been settled by controlling precedent, submit to court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

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ITEM 31.	Business and Other Connections of the Investment Adviser.

See the Trust’s various prospectuses and the statements of additional information for the activities and affiliations of the officers and directors of the investment advisers of the Registrant (the “Advisers”). Except as so provided, to the knowledge of Registrant, none of the directors or executive officers of the Advisers is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature. The Advisers currently serve as investment advisers to other institutional and individual clients.

ITEM 32.	Principal Underwriters.

1.	Ultimus Fund Distributors, LLC

(a)	Ultimus Fund Distributors, LLC is the principal underwriter for some series of the Trust. Ultimus Fund Distributors also serves as a principal underwriter for the following investment companies: 83 Investment Group Income Fund, Axxes Private Markets Fund, Axxes Opportunistic Credit Fund, Beacon Pointe Multi-Alternative Fund, Booster Income Opportunities Launch, Bruce Fund, Inc., CM Advisors Family of Funds, Caldwell & Orkin Funds, Inc., Cantor Fitzgerald Infrastructure Fund, Cantor Select Portfolios Trust, Capitol Series Trust, CAZ Strategic Opportunities Fund, Centaur Mutual Funds Trust, Chesapeake Investment Trust, Commonwealth International Series Trust, Conestoga Funds, Connors Funds, Cyber Hornet Trust, Dynamic Alternatives Fund, Eubel Brady & Suttman Mutual Fund Trust, Exchange Place Advisors Trust, Fairway Private Equity & Venture Capital Opportunities Fund, Fairway Private Markets Fund, Flat Rock Enhanced Income Fund, Flat Rock Core Income Fund, Flat Rock Opportunity Fund, HC Capital Trust, Hussman Investment Trust, James Advantage Funds, Johnson Mutual Funds, Lind Capital Partners Municipal Credit Income Fund, MidBridge Private Markets Fund, MSS Series Trust, New Age Alpha Funds Trust, New Age Alpha Variable Funds Trust, Oak Associates Funds, OneAscent Capital Opportunities Fund, Papp Investment Trust, Peachtree Alternative Strategies Fund, PennantPark Enhanced Income Fund, Plumb Funds, Private Debt & Income Fund, Prospect Enhanced Yield Fund, Sardis Credit Opportunities Fund, Schwartz Investment Trust, Segall Bryant & Hamill Trust, The Cutler Trust, The Investment House Funds, Ultimus Managers Trust, Unified Series Trust, VELA Funds, Volumetric Fund, Waycross Independent Trust, WesMark Funds, Williamsburg Investment Trust, XD Fund Trust, and Yorktown Funds.

(b)	The officers of Ultimus Fund Distributors, LLC are as follows:

Name*	Title	Position with Trust
Kevin M. Guerette*	President	None
Stephen L. Preston*	Vice President, Chief Compliance Officer, Financial Operations Principal, and Anti-Money Laundering Compliance Officer	None
Melvin Van Cleave*	Chief Information Security Officer	None
Douglas K. Jones*	Vice President	None

*       The principal business address of these individuals is 225 Pictoria Dr., Suite 450, Cincinnati, OH 45246

(c)	Not Applicable.

2.	Northern Lights Distributors, LLC

(a)

Northern Lights Distributors, LLC is the principal underwriter for some series of the Trust. Northern Lights Distributors also serves as a principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended: Atlas U.S. Tactical Income Fund, Inc., Atlas U.S. Government Money Market Fund, Inc., Boyar Value Fund Inc., Capitol Series Trust, CIM Real Assets & Credit Fund, Copeland Trust, DGI Investment Trust, Grandeur Peak Global Trust, Miller Investment Trust, Mutual Fund and Variable Insurance Trust, Mutual Fund Series Trust, North Country Funds, Northern Lights Fund Trust, Northern Lights Fund Trust II, Northern Lights Fund Trust III, Northern Lights Fund Trust IV, Northern Lights Variable Trust, OCM Mutual Fund, Princeton Everest Fund, Rayliant Trust, The Saratoga Advantage Trust, Segal Bryant & Hamill Trust, Texas Capital Funds Trust, THOR Financial Technologies Trust, Tributary Funds, Inc., Two Roads Shared Trust, Ultimus Manager’s Trust, Unified Series Trust, US Treasury Fund, and Zacks Trust

(b)	The officers of Northern Lights Distributors, LLC are as follows:

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Name*	Title	Position with Trust
Kevin M. Guerette*	President	None
Bill Strait*	Secretary and General Counsel	None
Stephen L. Preston*	Treasurer, Financial Operations Principal, Chief Compliance Officer, and Anti-Money Laundering Compliance Officer	None
Melvin Van Cleave*	Chief Information Security Officer	None

*       The principal business address of these individuals is 4221 North 203rd Street, Suite 100, Elkhorn, NE 68022-3474.

(c)	Not Applicable.

ITEM 33.	Location Of Accounts And Records.

Information is included in the Registrant’s most recent report on Form N-CEN.

ITEM 34.	Management Services.

Not Applicable.

ITEM 35.	Undertakings.

Not Applicable.

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (“Securities Act”) and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 434 to the Registrant’s Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Cincinnati, and State of Ohio on this 27th day of July 2026.

VALUED ADVISERS TRUST

By: *

Matthew J. Miller, President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated as of July 27, 2026.

*
Martin A. Burns, Trustee

*
Ira Cohen, Trustee

*
Andrea N. Mullins, Trustee

*
Susan J. Templeton, Trustee

*
Zachary P. Richmond, Treasurer and Principal Financial Officer

*
By: /s/ Carol J. Highsmith
Carol J. Highsmith, Vice President, Attorney in Fact

Date: July 27, 2026

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